Leases (Details) - Schedule of maturity analysis of operating lease liabilities - Operating Lease Liability [Member] - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Leases (Details) - Schedule of maturity analysis of operating lease liabilities [Line Items]
For the six months ended June 30, 2023	$ 352,804
For the year ending June 30, 2024	420,427	$ 418,005
For the year ending June 30, 2025	111,663	110,218
For the year ending June 30, 2026
For the year ending June 30, 2027
Thereafter
Total lease payments	884,894	1,235,154
Less: Imputed interest	(34,327)	(58,885)
Present value of lease liabilities	850,567	1,176,269
Less: Operating lease liabilities, current	(587,140)	(625,048)
Operating lease liabilities, noncurrent	$ (263,427)	$ (551,221)